1933 Act/Rule 485(a)

December 17, 2008

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Virtus Opportunities Trust

File Nos. 033-65137 and 811-7455

Post-Effective Amendment No. 31

To The Commission Staff:

On behalf of Virtus Opportunities Trust (the “Trust” or “Registrant”), transmitted herewith for filing under Rule 485(a) under the Securities Act of 1933 and the Investment Company Act of 1940, is Post-Effective Amendment No. 31 of the Registrant’s Registration Statement on Form N-1A.

This amendment is being filed for the purpose of adding three new series to the Trust, the Virtus Global Real Estate Securities Fund, the Virtus Greater Asia ex Japan Opportunities Fund and the Virtus Greater European Opportunities Fund. Certain financial information that would appear in the Statement of Additional Information has been omitted from this filing. We will file all required information by amendment prior to or upon the effectiveness of this post-effective amendment.

Please contact Ann Flood at (860) 263-4746 or the undersigned at (860) 263-4791 if you have any questions concerning this amendment.

Very truly yours,

/s/ Kevin J. Carr
Kevin J. Carr